INCOME TAX - Income (loss) before provision for income taxes (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
INCOME TAX
Outside China areas	¥ (11,689,167)	$ (1,671,529)	¥ (6,118,811)
China	4,465,557	638,566	(14,609,179)
Loss before income tax	¥ (7,223,610)	$ (1,032,963)	¥ (20,727,990)